Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Schedule of significant components of income tax expense

Significant components of income tax expense
	Full year
(in USD million)	2025	2024	2023

Current income tax expense in respect of current year	(19,930)	(20,063)	(24,028)
Prior period adjustments	(105)	76	(121)

Current income tax expense	(20,035)	(19,987)	(24,149)

Origination and reversal of temporary differences	580	(1,931)	(1,529)
Recognition/Derecognition of previously (un)recognised deferred tax assets	(454)	60	(137)
Change in tax regulations	(276)	(34)	4
Prior period adjustments	155	(264)	(169)

Deferred tax income/(expense)	5	(2,169)	(1,831)

Income tax	(20,030)	(22,157)	(25,980)

Reconciliation of statutory tax rate to effective tax rate

Reconciliation of statutory tax rate to effective tax rate
	Full year
(in USD million)	2025	2024	2023

Income/(loss) before tax	25,088	30,986	37,884

Calculated income tax at statutory rate1)	(5,456)	(7,673)	(8,833)
Calculated Norwegian Petroleum tax2)	(13,942)	(14,611)	(17,226)
Tax effect uplift3)	194	216	160
Tax effect of permanent differences regarding divestments4)	(241)	426	82
Tax effect of permanent differences caused by functional currency different from tax currency	(524)	374	5
Tax effect of other permanent differences	(184)	81	453
Recognition/Derecognition of previously (un)recognised deferred tax assets5)	(454)	60	(137)
Change in unrecognised deferred tax assets	(10)	(132)	(29)
Change in tax regulations	(276)	(34)	4
Prior period adjustments	50	(188)	(290)
Other items including foreign currency effects	813	(677)	(169)

Income tax	(20,030)	(22,157)	(25,980)

Effective tax rate	79.8%	71.5%	68.6%
1)The weighted average of statutory tax rates was 21.7% in 2025, 24.8% in 2024 and 23.3% in 2023. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)The Norwegian petroleum income is taxable at a tax rate of 71.8% after deducting a calculated 22% corporate tax.
3)As from 2023 the uplift deduction for investments on NCS has been abolished except for asset investments that fall under the temporary rules enacted under the Covid-19 pandemic. For investments with PUD submitted to the authorities before 31 December 2022 the rules allow a direct deduction of the whole uplift in the year the capital expenditure is incurred. In 2024 the rate was 12.4% and this rate did not change in 2025.
4)Impairment of USD 650 million is included in the amount
5)Equinor performs its assessment on DTA recognition based on sources of income such as the reversal pattern of taxable timing differences and projections of taxable income and recognises the amount of deferred tax assets that is probable to be realised. In 2025 USD 454 million was derecognised mainly related to the UK, compared to a recognition of USD 60 million in 2024 mainly related to updated cash flow forecast for Angola,

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities comprise
(in USD million)	Tax losses carried forward	Property, plant and equipment and intangible assets	Asset retirement obligations	Lease liabilities	Pensions	Derivatives	Other	Total

Deferred tax assets	4,283	478	8,338	1,178	575	258	1,511	16,621
Deferred tax liabilities	(4)	(25,574)	—	(2)	(6)	(157)	(349)	(26,092)

Net asset/(liability) at 31 December 2025	4,279	(25,096)	8,338	1,176	569	101	1,162	(9,471)

Deferred tax assets	7,936	520	6,928	1,180	535	406	1,235	18,741
Deferred tax liabilities	—	(23,724)	—	(2)	(5)	(313)	(805)	(24,849)

Net asset/(liability) at 31 December 2024	7,936	(23,204)	6,928	1,178	530	93	430	(6,108)

Schedule of changes in net deferred tax liability

Changes in net deferred tax liability during the year were as follows:
(in USD million)	2025	2024	2023

Net deferred tax liability at 1 January	6,108	5,485	3,179
Charged/(credited) to the Consolidated statement of income	(5)	2,169	1,831
Charged/(credited) to Other comprehensive income	29	239	(66)
Acquisitions and disposals1)	1,868	(423)	981
Foreign currency translation effects and other effects	1,471	(1,362)	(440)

Net deferred tax liability at 31 December	9,471	6,108	5,485
1) Changes in 2025 are mainly due to the joint venture agreement with Shell in the UK.

Schedule of net deferred tax assets and liabilities	After netting deferred tax assets and liabilities by fiscal entity and reclassification to Assets held for sale, deferred taxes are presented on the Consolidated balance sheet as follows:

	At 31 December
(in USD million)	2025	2024

Deferred tax assets	5,053	4,900
Deferred tax liabilities	14,524	12,726
Net deferred tax asset/(liability) classified as held for sale	—	1,717

Schedule of unrecognised deferred tax assets

Unrecognised deferred tax assets
		At 31 December
	2025		2024
(in USD million)	Basis	Tax	Basis	Tax

Deductible temporary differences	4,889	1,207	2,267	924
Unused tax credits	—	234	—	189
Tax losses carried forward	5,696	1,382	4,456	1,051

Total unrecognised deferred tax assets	10,585	2,823	6,723	2,164